Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (2015 Unaudited)) - USD ($) shares in Thousands	Total	Convertible Redeemable Preferred Stock [Member] Series G Preferred Stock [Member]	Common Stock [Member]	Convertible Preferred Stock [Member] Series G Preferred Stock [Member]	Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Convertible Preferred Stock [Member] Series D Preferred Stock [Member]	Convertible Preferred Stock [Member] Series H-1 Preferred Stock [Member]	Convertible Preferred Stock [Member] Series H-2 Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2012	$ (1,758,000)	$ 4,941,000	$ 87,000			$ 2,000				$ 69,945,000	$ (71,792,000)
Beginning balance, shares at Dec. 31, 2012		5,000	87,389		300	2,000
Issuance of common stock
For cash, net of issuance costs	3,381,000		$ 38,000							3,343,000
For cash, net of issuance costs, shares			37,991	178
For services	240,000		$ 1,000							239,000
For services, shares			840
Issuance of common stock from conversion of preferred stock			$ 8,000			$ (2,000)				(6,000)
Issuance of common stock from conversion of preferred stock, shares			8,000			(2,000)
From exercises of warrants, net of commissions	2,700,000		$ 17,000							2,683,000
Stock-based compensation	1,693,000									1,693,000
Net loss	(10,479,000)										(10,479,000)
From exercises of warrants, net of commissions, shares		0	0	0	0	0	0
Ending balance at Dec. 31, 2013	(4,223,000)	$ 4,941,000	$ 151,000		$ 0					77,897,000	(82,271,000)
Ending balance, shares at Dec. 31, 2013		5,000	151,175		300
Issuance of common stock
For cash, net of issuance costs	3,600,000		$ 27,000							3,573,000
For cash, net of issuance costs, shares			27,598
For services	191,000		$ 1,000							190,000
For services, shares			1,096
From exercises of warrants, amount	444,000		$ 6,000							438,000
From exercises of warrants, shares			5,894
For warrant exchange, net of issuance costs	6,428,000		$ 45,000							6,383,000
For warrant exchange, net of issuance costs, shares			44,666
Issuance of preferred stock	0							$ 0	$ 0	0	0
Issuance of preferred stock, shares								2	1
Issuance of common stock from conversion of preferred stock			$ 9,000							(9,000)
Issuance of common stock from conversion of preferred stock, shares			9,000					(1)
Stock-based compensation	1,418,000									1,418,000
Waiver of redemption feature for Series G preferred stock	4,941,000	$ (4,941,000)		$ 5,000						4,936,000
Waiver of redemption feature for Series G preferred stock, shares		(5,000)		5,000
Net loss	(12,478,000)										(12,478,000)
Ending balance at Dec. 31, 2014	321,000		$ 239,000	$ 5,000						94,826,000	(94,749,000)
Ending balance, shares at Dec. 31, 2014			239,429	5,000	300			1	1
Issuance of common stock
For services	25,000		$ 1,000							24,000
For services, shares			400
From exercises of warrants, amount	612,000		$ 10,000							602,000
From exercises of warrants, shares			9,617
For warrant exchange, net of issuance costs	6,428,000
Issuance of common stock from conversion of preferred stock			$ 12,000							(12,000)
Issuance of common stock from conversion of preferred stock, shares			12,671					(1)
Stock-based compensation	250,000									250,000
Net loss	(1,287,000)										(1,287,000)
Ending balance at Mar. 31, 2015	$ (79,000)		$ 262,000	$ 5,000						$ 95,690,000	$ (96,036,000)
Ending balance, shares at Mar. 31, 2015			262,117	5,000	300				1